Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use assets
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follows:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Catalyst	Machinery and Equipment	Total
Balance as of January 1, 2024	Ps.	17,568,803	15,639,974	5,418,743	1,496,655	2,620,491	67,246	20,147	233,131	137,990	Ps.	43,203,180
Depreciation of the year	(3,724,213)		(1,691,204)	(123,692)	(79,744)	(181,234)	(31,637)	(1,586)	(85,242)	(111,642)	(6,030,194)
Additions	4,058,802		—	—	—	119,709	18,430	—	—	328,424	4,525,365
Cancellations	(257,031)		—	—	—	—	(3,401)	—	—	(77,421)	(337,853)
Currency translation effect	489,269		—	—	—	64,525	7,657	5,346	36,933	305	604,035
Balance as of December 31, 2024	Ps.	18,135,630	13,948,770	5,295,051	1,416,911	2,623,491	58,295	23,907	184,822	277,656	Ps.	41,964,533
Depreciation of the year	(3,919,059)		(1,691,204)	(104,448)	(79,740)	(195,375)	(43,793)	(1,405)	(89,586)	(87,562)	(6,212,172)
Additions	2,605,626		—	1,436,560	—	123,506	146,958	—	—	65,294	4,377,944
Impairment	(1,939,194)		—	—	—	—	—	—	—	—	(1,939,194)
Currency translation effect	(272,833)		—	—	—	(52,917)	(5,440)	(3,530)	(15,092)	—	(349,812)
Balance as of December 31, 2025	Ps.	14,610,170	12,257,566	6,627,163	1,337,171	2,498,705	156,020	18,972	80,144	255,388	Ps.	37,841,299
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years	5 years	1 to 5 years

Summary of leases liabilities
ii.Leases liabilities are as follows:

	2025		2024
Lease liabilities recognized at January 1	Ps.	46,825,266	41,848,333
Additions	4,377,944		4,525,365
Cancellations	(257,531)		(337,853)
Payments of principal	(6,851,282)		(6,335,772)
Accrued interest	3,314,811		3,224,719
Interests paid	(2,481,974)		(2,128,875)
Foreign Exchange	(3,742,954)		6,029,349
Lease liabilities at December 31,	Ps.	41,184,280	46,825,266

Summary of lease liabilities recognized in statement of comprehensive income
iii.Amounts recognized in the statement of comprehensive Income

	2025		2024
Depreciation of rights of use	Ps.	6,212,172	Ps.	6,030,194
Interests from lease liabilities	3,373,102		3,422,669
Impairment of rights of use	1,939,194		—
Expenses related to short-term leases	1,625,434		671,277

Summary of lease liabilities recognized in statement of cash flows	iv.Amounts recognized in the statement of cash flows

	2025		2024
Lease payments (principal and interest)	Ps.	(9,333,256)	Ps.	(8,464,647)